Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table summarizes R&D expenses, S&M expenses and G&A expenses for the three and six months ended June 30, 2021 and 2020:

(in KUSD)	Three months ended June 30,		Six months ended June 30,
R&D	2021	2020	2021	2020
External costs (1)	21,983	16,161	46,289	42,300
Employee expense (2)	17,550	9,789	32,416	19,025
R&D expenses	39,533	25,950	78,705	61,325

S&M
External costs	5,726	2,105	11,016	3,845
Employee expense (2)	9,495	1,899	18,116	2,787
S&M expenses	15,221	4,004	29,132	6,632

G&A
External costs (1)	5,872	2,316	10,605	4,556
Employee expense (2)	13,495	12,679	26,344	16,321
G&A expenses	19,367	14,995	36,949	20,877
(1) Includes depreciation expense
(2) Includes share-based compensation expense